Consolidated Balance Sheets (USD $)	Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,492,446		$ 3,668,524		$ 1,896,034
Restricted cash	0		0		223,630
Accounts receivable	1,943,459		1,307,510		772,381
Inventories, net	3,261,290		2,772,117		1,110,832
Prepaid expenses	44,102		180,802		104,628
Total current assets	6,741,297		7,928,953		4,107,505
Property and equipment, net	3,005,322		1,691,961		979,833
Goodwill	1,832,027		1,832,027		1,832,027
Patents, net	2,382,907		2,464,142		2,789,083
Other assets	37,462		40,463		39,038
Total assets	13,999,015		13,957,546		9,747,486
Current liabilities:
Accounts payable	3,472,278		2,808,524		2,605,669
Accrued liabilities	515,830		574,917		942,472
Warrant derivative liability	0		0		991,682
Deferred revenue	1,103,173		545,027		1,477,720
Total current liabilities	5,091,281		3,928,468		6,017,543
Commitments and contingencies		[1]		[1],[2]		[2]
Stockholders’ equity :
Common stock, $0.33 par value: 100,000,000 shares authorized; 34,023,255 shares issued and outstanding at March 31, 2012, 34,020,255 shares issued and outstanding at December 31, 2011 and 23,956,063 shares issued and outstanding at December 31, 2010	11,227,674		11,226,684		7,905,501
Additional paid-in capital	58,042,677		57,733,790		52,356,930
Accumulated deficit	(60,440,544)		(59,008,210)		(56,605,027)
Total stockholders’ equity	8,907,734		10,029,078		3,729,943
Total liabilities and stockholders’ equity	13,999,015		13,957,546		9,747,486
Series Preferred Stock [Member]
Stockholders’ equity :
Preferred stock	10,950		10,950		10,950
Series B Convertible Preferred Stock
Stockholders’ equity :
Preferred stock	$ 66,977		$ 65,864		$ 61,589

[1]	Note 10
[2]	Note 18